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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 3/31/04
                                               -----------------------

Check Here if Amendment /X/; Amendment Number: 20
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Neumeier Investment Counsel LLC
                 -------------------------------
   Address:      26435 Carmel Rancho Blvd.
                 -------------------------------
                 Carmel, CA  93923
                 -------------------------------

Form 13F File Number: 28-4792
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter Neumeier
         -------------------------------
Title:   President
         -------------------------------
Phone:   831-625-6355
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Peter Neumeier           Carmel, California     5/14/04
   -------------------------------    ------------------  -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

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/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-4792                     Neumeier Investment Counsel LLC
       ---------------          -------------------------------
    [Repeat as necessary.]

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                  0
                                        -------------

Form 13F Information Table Entry Total:            29
                                        -------------

Form 13F Information Table Value Total: $      178004
                                        -------------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-4792                      Neumeier Investment Counsel LLC
    ------       -----------------         -------------------------------

    [Repeat as necessary.]

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                      FORM 13F INFORMATION TABLE

            COLUMN 1                  COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7         COLUMN 8
---------------------------------- -------------- ---------- -------- ------------------ ---------- -------- ----------------------
                                                              VALUE   SHRS OR  SH/  PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
         NAME OF ISSUER            TITLE OF CLASS   CUSIP    (x$1000) PRN AMT  PRN  CALL DISCRETION MANAGERS  SOLE   SHARED   NONE
---------------------------------- -------------- ---------- -------- ------- ----- ---- ---------- -------- ------ -------- ------
Amerigroup Corp.                         COM      03073T102      8493  185850                185850 NONE     100600    85250
Andrx Group                              COM      034553107      9199  338200                338200          191800   146400
Arthur J. Gallagher                      COM      363576109      8457  259650                259650          132800   126850
Colonial BancGroup Inc.                  COM      195493309      8079  436700                436700          215100   221600
Community First Bankshares               COM      203902101      5964  185550                185550           83300   102250
Dentsply International                   COM      249030107       444   10025                 10025               0    10025
Doral Financial Corporation              COM      25811P100     10101  286953                286953          149025   137928
Engelhard Corporation                    COM      292845104      2461   82350                 82350           41000    41350
Harman International                     COM      413086109       511    6425                  6425            2200     4225
Headwaters Inc.                          COM      42210P102      9497  370700                370700          194200   176500
Humana Inc.                              COM      444859102      3894  204750                204750           99900   104850
Jacobs Engineering Group                 COM      469814107      8335  186875                186875           96200    90675
Lubrizol Corp.                           COM      549271104      6681  212150                212150          109500   102650
Maverick Tube Corp.                      COM      577914104     11724  497825                497825          250300   247525
Mercantile Bankshares Corp.              COM      587405101      4791  111600                111600           48800    62800
Mercury General Corp.                    COM      589400100      9392  188100                188100           95100    93000
Michaels Stores Inc.                     COM      594087108       331    6800                  6800               0     6800
National Oilwell Inc.                    COM      637071101      8035  284125                284125          145700   138425
Newfield Exploration                     COM      651290108      9504  198300                198300          103150    95150
Nuveen Investments Inc.                  CLA      478035108      6216  223100                223100          111200   111900
Pharmaceutical Resource                  COM      717125108      8950  157400                157400           84550    72850
Platinum Underwriters                    COM      G7127P100      6164  192325                192325           97100    95225
Remington Oil & Gas Corp.                COM      759594302      3875  196200                196200          125700    70500
Renaissance RE                           COM      G7496G103      5238  100725                100725           53400    47325
Scansource Inc.                          COM      806037107      1698   35423                 35423           19850    15573
Silicon Valley Bancshares                COM      827064106      1522   46925                 46925           26800    20125

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                      FORM 13F INFORMATION TABLE

            COLUMN 1                  COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7         COLUMN 8
---------------------------------- -------------- ---------- -------- ------------------ ---------- -------- ----------------------
                                                              VALUE   SHRS OR  SH/  PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
         NAME OF ISSUER            TITLE OF CLASS   CUSIP    (x$1000) PRN AMT  PRN  CALL DISCRETION MANAGERS  SOLE   SHARED   NONE
---------------------------------- -------------- ---------- -------- ------- ----- ---- ---------- -------- ------ -------- ------
Superior Industries                      COM      868168105      2100   59250                 59250 NONE      35900    23350
Tetra Tech Inc.                          COM      88162G103      7268  338700                338700          184400   154300
Wilmington Trust                         COM      971807102      9080  242975               2492975          137200   105775